Net loss per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Net loss per share
Note 14 - Net loss per share
For the years ended December 31, 2025, 2024, and 2023, potentially dilutive instruments issued were unvested equity-settled payments discussed in Note 9 - Share-based payment. These financial instruments were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. Dilutive net loss per share was the same as basic net loss per share for all periods presented.
On December 9, 2025, Polestar's Class A, Class B, Class C-1 and Class C-2 ADS's ratio changed from the current ADS ratio of one (1) ADS to one (1) ordinary share to the underlying ADS Ratio of one (1) ADS to thirty (30) ordinary shares. There was no change to the Company's Class A, Class B, Class-1 or Class C-2 ordinary shares, therefore, the shares used in the net loss per share calculations have not been impacted by the change in the ratio of ADSs to ordinary shares to 1:30. For further information, refer to Note 21 - Equity.
The following table presents the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024, and 2023:

	For the year ended December 31,
	2025	2024	2023
Class A and B Common Shares
Net loss attributable to shareholders of the parent entity	(2,357,231)	(2,049,897)	(1,181,875)
Weighted-average number of common shares outstanding:
Basic and diluted	2,775,125	2,110,355	2,110,210
Net loss per share (in ones):
Basic and diluted	(0.85)	(0.97)	(0.56)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2025, 2024, and 2023. The PSUs, RSUs and RSAs used in the antidilutive effect calculation, have been impacted by the 1:30 ADS Ratio Change.

	For the year ended December 31,
	2025	2024	2023
Earn-out Shares	5,272,587	5,272,587	5,272,587
Class C-1 Shares	20,499,965	20,499,965	20,499,965
Class C-2 Shares	4,500,000	4,500,000	4,500,000
PSUs	297,324	124,637	65,703
RSUs	189,392	357,538	25,402
RSAs	28,022	28,922	—
Total antidilutive shares	30,787,290	30,783,649	30,363,657